Income Taxes - Schedule of Reconciliation of Income Tax Benefit at the Statutory Federal Income Tax Rate and Income Taxes (Details) - Unite Acquisition 1 Corp. [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Statutory federal income taxes	21.00%	21.00%
Statutory state income taxes	10.24%	13.55%
Change in valuation allowance	(31.28%)	(34.69%)
Total provision	(0.04%)	(0.14%)